Putnam International Capital Opportunities Fund
The fund's portfolio
11/30/23 (Unaudited)

COMMON STOCKS (96.8%)(a)
	Shares	Value
Australia (3.3%)
Brickworks, Ltd.	459,994	$7,634,997
Mineral Resources, Ltd.	62,299	2,518,005

		10,153,002
Bermuda (1.6%)
Liberty Global, Ltd. Class A(NON)	309,700	4,955,200

		4,955,200
Canada (4.7%)
Cogeco Communications, Inc.	181,600	6,971,181
International Petroleum Corp.(NON)	702,920	7,520,530

		14,491,711
Denmark (4.4%)
Brodrene A&O Johansen A/S (Preference)	318,585	2,913,222
Demant A/S(NON)	133,922	5,689,090
Royal Unibrew A/S	79,172	5,116,947

		13,719,259
Finland (2.6%)
Konecranes Oyj	204,418	8,089,083

		8,089,083
France (10.9%)
Eurazeo SE	111,123	8,355,094
Euronext NV	88,661	7,372,473
Kaufman & Broad SA	180,742	5,583,210
Rubis SCA	323,280	7,851,049
Thermador Groupe	58,701	4,893,749

		34,055,575
Germany (8.2%)
CompuGroup Medical SE & Co. KGaA	61,379	2,360,447
CTS Eventim AG & Co. KGaA	134,505	9,183,345
Jungheinrich AG (Preference)	193,774	6,301,854
Nemetschek SE	61,153	5,326,387
New Work SE	28,326	2,271,435

		25,443,468
Greece (1.5%)
OPAP SA	284,972	4,554,777

		4,554,777
Ireland (1.9%)
Dalata Hotel Group PLC	1,351,144	6,073,451

		6,073,451
Italy (2.3%)
DiaSorin SpA	18,289	1,735,716
Interpump Group SpA	118,019	5,499,017

		7,234,733
Japan (19.2%)
Avant Corp.	596,200	5,983,715
BML, Inc.	132,900	2,629,136
Fukui Computer Holdings, Inc.	361,900	6,451,516
G-7 Holdings, Inc.	451,700	3,665,150
Japan Material Co., Ltd.	352,400	6,172,823
M&A Capital Partners Co., Ltd.(NON)	158,900	2,429,693
Nakanishi, Inc.	265,900	4,300,743
NOF Corp.	96,700	4,464,532
NSD Co., Ltd.	342,800	6,474,032
Prestige International, Inc.	188,500	827,691
Riken Keiki Co., Ltd.	135,100	6,041,501
Solasto Corp.	761,400	3,014,581
Takeuchi Manufacturing Co., Ltd.	139,100	4,057,787
TechnoPro Holdings, Inc.	144,400	3,344,595

		59,857,495
Luxembourg (1.3%)
L'Occitane International SA	1,618,000	4,039,148

		4,039,148
Netherlands (2.2%)
QIAGEN NV(NON)	165,451	6,774,079

		6,774,079
South Korea (3.7%)
Hana Financial Group, Inc.	154,544	4,989,154
SK Square Co., Ltd.(NON)	168,688	6,668,285

		11,657,439
Spain (3.9%)
Cia de Distribucion Integral Logista Holdings SA	299,944	7,767,314
Fomento de Construcciones y Contratas SA(S)	326,064	4,364,675

		12,131,989
Switzerland (3.1%)
Swissquote Group Holding SA	41,885	9,539,936

		9,539,936
Taiwan (4.2%)
Elite Material Co., Ltd.	412,000	5,011,524
momo.com, Inc.	132,968	2,204,783
Yageo Corp.	305,737	5,881,816

		13,098,123
United Kingdom (17.8%)
Admiral Group PLC	254,723	8,700,512
Bellway PLC	246,884	7,255,717
Berkeley Group Holdings PLC (The)	184,561	10,836,458
Breedon Group PLC	1,432,748	6,290,847
Cranswick PLC	161,437	7,854,819
Domino's Pizza Group PLC	1,011,193	4,727,018
Jet2 PLC	433,741	6,597,858
Savills PLC	324,789	3,258,443

		55,521,672

Total common stocks (cost $287,673,430)		$301,390,140

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes 1.625%, 2/15/26(i)	$120,000	$113,074

Total U.S. treasury obligations (cost $113,074)		$113,074

SHORT-TERM INVESTMENTS (4.3%)(a)
		Principal amount/shares	Value
Putnam Cash Collateral Pool, LLC 5.58%(AFF)	Shares	2,314,600	$2,314,600
Putnam Short Term Investment Fund Class P 5.57%(AFF)	Shares	9,304,521	9,304,521
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31%(P)	Shares	700,000	700,000
U.S. Treasury Bills 5.447%, 1/23/24(SEGSF)		$300,000	297,673
U.S. Treasury Bills 5.423%, 2/22/24(SEGSF)		700,000	691,530

Total short-term investments (cost $13,308,279)			$13,308,324
TOTAL INVESTMENTS

Total investments (cost $301,094,783)			$314,811,538

	FORWARD CURRENCY CONTRACTS at 11/30/23 (aggregate face value $161,561,019) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/17/24	$33,878	$32,446	$1,432
		Canadian Dollar	Buy	1/17/24	2,114,495	2,088,820	25,675
		Danish Krone	Sell	12/20/23	1,002,294	993,513	(8,781)
		Euro	Sell	12/20/23	361,095	357,778	(3,317)
		New Taiwan Dollar	Sell	2/21/24	6,037,343	5,875,530	(161,813)
		Norwegian Krone	Buy	12/20/23	397,325	402,437	(5,112)
		Swedish Krona	Buy	12/20/23	1,398,484	1,329,190	69,294
	Barclays Bank PLC
		British Pound	Sell	12/20/23	7,083,057	6,988,959	(94,098)
		New Taiwan Dollar	Sell	2/21/24	6,955,384	6,759,404	(195,980)
	Citibank, N.A.
		Australian Dollar	Buy	1/17/24	1,297,757	1,242,305	55,452
		Danish Krone	Sell	12/20/23	914,580	906,416	(8,164)
		Hong Kong Dollar	Buy	2/21/24	1,051,921	1,051,137	784
	Goldman Sachs International
		British Pound	Sell	12/20/23	817,800	806,833	(10,967)
		Euro	Buy	12/20/23	1,476,624	1,446,280	30,344
		Japanese Yen	Buy	2/21/24	1,941,539	1,906,044	35,495
		South Korean Won	Buy	2/21/24	4,363,771	4,324,674	39,097
	HSBC Bank USA, National Association
		British Pound	Sell	12/20/23	1,947,847	1,921,931	(25,916)
		Canadian Dollar	Buy	1/17/24	1,285,689	1,270,152	15,537
		Chinese Yuan (Offshore)	Buy	2/21/24	539,510	526,924	12,586
		Hong Kong Dollar	Buy	2/21/24	2,341,506	2,339,820	1,686
		Norwegian Krone	Buy	12/20/23	1,003,785	1,016,363	(12,578)
		Swedish Krona	Buy	12/20/23	1,728,794	1,631,846	96,948
		Swiss Franc	Buy	12/20/23	2,766,232	2,747,125	19,107
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/17/24	2,336,399	2,237,532	98,867
		British Pound	Sell	12/20/23	845,325	834,093	(11,232)
		Canadian Dollar	Buy	1/17/24	1,489,904	1,471,639	18,265
		Danish Krone	Buy	12/20/23	1,618,630	1,589,323	29,307
		New Zealand Dollar	Buy	1/17/24	999,871	959,213	40,658
		Norwegian Krone	Buy	12/20/23	703,884	712,626	(8,742)
		Singapore Dollar	Buy	2/21/24	3,591,352	3,530,396	60,956
		South Korean Won	Buy	2/21/24	1,987,835	1,966,366	21,469
		Swedish Krona	Buy	12/20/23	3,976,703	3,777,997	198,706
		Swiss Franc	Buy	12/20/23	10,859,118	10,785,362	73,756
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/17/24	995,633	953,047	42,586
		British Pound	Buy	12/20/23	2,669,561	2,427,409	242,152
		Canadian Dollar	Buy	1/17/24	731,529	736,728	(5,199)
		Danish Krone	Sell	12/20/23	1,272,363	1,261,176	(11,187)
		Euro	Sell	12/20/23	18,983,814	18,829,156	(154,658)
		Hong Kong Dollar	Buy	2/21/24	559,818	559,408	410
		Japanese Yen	Buy	2/21/24	7,197,042	7,162,724	34,318
		Norwegian Krone	Buy	12/20/23	517,487	524,129	(6,642)
		Swedish Krona	Buy	12/20/23	2,067,395	2,031,508	35,887
		Swiss Franc	Sell	12/20/23	1,188,404	1,171,560	(16,844)
	NatWest Markets PLC
		Australian Dollar	Buy	1/17/24	798,650	764,472	34,178
		British Pound	Sell	12/20/23	2,571,961	2,538,194	(33,767)
		Danish Krone	Sell	12/20/23	1,171,526	1,161,200	(10,326)
		Swedish Krona	Buy	12/20/23	1,103,951	1,048,979	54,972
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/17/24	1,618,408	1,549,536	68,872
		British Pound	Sell	12/20/23	6,484,195	6,392,231	(91,964)
		Canadian Dollar	Buy	1/17/24	1,480,390	1,462,339	18,051
		Danish Krone	Sell	12/20/23	2,193,125	2,173,898	(19,227)
		Euro	Sell	12/20/23	1,583,918	1,569,778	(14,140)
		Hong Kong Dollar	Buy	2/21/24	280,537	280,359	178
		Israeli Shekel	Buy	1/17/24	2,604,110	2,523,786	80,324
		Japanese Yen	Buy	2/21/24	4,099,642	4,068,408	31,234
	Toronto-Dominion Bank
		Canadian Dollar	Buy	1/17/24	1,982,408	1,958,256	24,152
		Euro	Sell	12/20/23	1,377,936	1,385,510	7,574
		Hong Kong Dollar	Buy	2/21/24	645,523	645,001	522
	UBS AG
		Danish Krone	Sell	12/20/23	1,492,758	1,479,651	(13,107)
		Euro	Sell	12/20/23	6,923,664	6,798,005	(125,659)
		Norwegian Krone	Buy	12/20/23	910,716	922,344	(11,628)
	WestPac Banking Corp.
		British Pound	Sell	12/20/23	4,866,776	4,802,090	(64,686)
		Canadian Dollar	Buy	1/17/24	5,351,249	5,285,225	66,024
		Euro	Sell	12/20/23	1,276,197	1,264,438	(11,759)

	Unrealized appreciation						1,686,855

	Unrealized (depreciation)						(1,137,493)

	Total						$549,362
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2023 through November 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $311,445,496.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/23
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$2,363,500	$48,900	$1,654	$2,314,600
	Putnam Short Term Investment Fund**	3,756,346	16,452,697	10,904,522	93,034	9,304,521

	Total Short-term investments	$3,756,346	$18,816,197	$10,953,422	$94,688	$11,619,121
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $2,314,600 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,187,547.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $432,862.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Industrials	19.7%
	Information technology	15.2
	Financials	13.3
	Consumer discretionary	13.2
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $533,515 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $432,862 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Australia	$10,153,002	$—	$—
Bermuda	4,955,200	—	—
Canada	6,971,181	7,520,530	—
Denmark	—	13,719,259	—
Finland	—	8,089,083	—
France	—	34,055,575	—
Germany	—	25,443,468	—
Greece	—	4,554,777	—
Ireland	—	6,073,451	—
Italy	—	7,234,733	—
Japan	59,857,495	—	—
Luxembourg	4,039,148	—	—
Netherlands	—	6,774,079	—
South Korea	11,657,439	—	—
Spain	—	12,131,989	—
Switzerland	—	9,539,936	—
Taiwan	13,098,123	—	—
United Kingdom	—	55,521,672	—

Total common stocks	110,731,588	190,658,552	—
U.S. treasury obligations	—	113,074	—
Short-term investments	700,000	12,608,324	—

Totals by level	$111,431,588	$203,379,950	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$549,362	$—

Totals by level	$—	$549,362	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$176,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com